Document and Entity Information	Oct. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	212
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001390777
Amendment Flag	false
New York Stock Exchange | Common Stock, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BNY
Security Exchange Name	NYSE
New York Stock Exchange | 6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV
Entity Information [Line Items]
Title of 12(b) Security	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV
Trading Symbol	BNY/P
Security Exchange Name	NYSE
New York Stock Exchange | Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/4,000th interest in a share of Series K Noncumulative
Trading Symbol	BNY PRK
Security Exchange Name	NYSE